Related and Interested Parties (Balances with Interested Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Other current assets	$ 28	$ 38
Other current liabilities	$ 7	$ 191